Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 28,697	$ 28,761
Accounts Receivable	41,768	38,341
Due from related parties	305,600	163,200
Advances on Inventory	43,700	16,000	0
Total current assets	419,765	246,302
Non-current assets
Fixed assets, net	466,560	314,377
Intangible assets, net	1,450,900	1,600,975
Total non-current assets	1,917,460	1,915,352
Total Assets	2,337,225	2,161,654
Current liabilities:
Accounts payable and accrued expenses	330,011	103,205
Accrued interest	483,709	427,910	14,467
Accounts payable, related party	0	1,500	0
Deposit Liability	8,002	21,764
Payroll Liability	19,322
Warranty liability	25,667	25,667
Nonconvertible notes, related party		834,653	12,000
Nonconvertible notes, non relatd		1,745,000
Convertible notes, related party		29,970	6,546
Convertible notes, non related		1,107,143
Notes Payable	5,631,633	4,401,358
Total current liabilities	6,498,344	4,981,404
Total current liabilities		4,296,812	33,013
Non-current liabilities:
PPP Loan	0	588,891
Nonconvertible notes, related party		509,972
Nonconvertible notes, non related		174,620
Total non-current liabilities	0	588,891
Total non-current liabilities		1,273,483
Total liabilities	6,498,344	5,570,295
Total Liabilities		5,570,294	33,013
Stockholders’ deficit:
Preferred stock: Authorized - 150,000,000; Issued and outstanding 0 (March 31, 2020- 150,000,000 authorized and 0 issued and outstanding)
Common stock, par value $0.001; Authorized – 1,500,000,000; Issued and outstanding 224,227,107 (March 31, 2020- 1,500,000,000 authorized and 264,384,488 issued and outstanding)	14,900	14,900	55,058
Additional paid in capital benefit conversion feature on convertible notes	899,825	0
Additional paid-in capital	3,121,206	2,065,923	(10,224)
Accumulated deficit	(8,197,050)	(5,489,464)	(77,847)
Total stockholders’ deficit	(4,161,119)	(3,408,641)	(33,013)
Total stockholders’ deficit		(3,408,640)	(33,013)
Total Liabilities and Stockholders’ Deficit	$ 2,337,225	$ 2,161,654